COMMITMENTS AND CONTINCENGIES	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINCENGIES

NOTE 20 – COMMITMENTS AND CONTINCENGIES

Severance Payments

The Company has employment agreements with certain employees that provided severance payments upon termination of employment under certain circumstances, as defined in the applicable agreements. The Company has estimated its possible severance payments of approximately $528,900 as of March 31, 2018 and December 31, 2017, which have not been reflected in its condensed consolidated financial statements since the Company concluded that the likelihood is remote at this moment.

Investor Relations Service Contract

In October 2017, the Company entered into an investor relations service agreement with a company who has agreed to provide investor relations services to the Company. The Company may terminate the agreement at any time after December 31, 2017 by providing 30 days written notice. In accordance to this service agreement, the Company pays a service fee of $5,000 per month in cash and issues $15,000 of restricted shares at the close of each quarter based on the closing price of the Company’s stock on the last day of the quarter. At March 31, 2018 and December 31, 2017, the accrued investor relations service fees related to the service agreement was $30,000 and $10,000, respectively, which was included in accrued liabilities and other payables on the accompanying condensed consolidated balance sheets.

Consulting Service Agreement

In November 2017, the Company entered into a consulting service agreement with a company who has agreed to provide consulting services to the Company. The term of this agreement is 6 months. In accordance to this service agreement, the Company paid cash $30,000 and will issue a stock grant equal to the sum of $15,000 at a time mutually agreed for work has been completed through October 31, 2017. In addition, the Company pays a flat fee of $10,000 per month commencing on November 1, 2017 and issues options to acquire 90,000 shares of common stock at an exercise price of $1.00 per share for a term of three years at the end of every quarter. Further, the Company shall issue a 5% equity interest, or mutually agreed upon equivalent, in any partnership or joint venture in which the consulting services provider helps to facilitate, including Fox Rehabilitation. At March 31, 2018 and December 31, 2017, the accrued consulting service fees related to the service agreement was $35,000 and $25,000, respectively, which was included in accrued liabilities and other payables on the accompanying condensed consolidated balance sheets.

Real Property Management Agreement

On June 6, 2017, the Company entered into a two-year real property management agreement with a related party which agreed to provide real property management service to the Company. In accordance with this agreement, the Company pays a flat fee of $5,417 per month commencing on May 5, 2017 (See Note 14 - Real Property Management Agreement).

Underwritten and Financial Advisory Service Agreement

In October 2017, the Company entered into a service agreement with an investment bank with respect to a planned underwritten public offering and NASDAQ listing advisory service. In accordance with this agreement, the Company pays:

a)	Success Fees:

·	Debt Financing: For any debt financing: (i) a Success Fee, payable in cash, equal to 3% of the gross proceeds received by the Company from such closing; plus (ii) warrants in the entity financed, equal to 3% of the gross proceeds received by the Company from such closing, divisible by and exercisable at a strike price equal to 100% of the fair market value of the common stock for the Company as of the date of the closing of the transaction, in whole or in part, at any time within 5 years from issuance.

·	Equity Financing: For any equity investment into the Company: (i) a Success Fee, payable in cash, equal to 7% of the gross proceeds received by the Company from such closing; plus (ii) warrants in the entity financed, equal to 7% of the gross proceeds received by the Company from such closing, divisible by and exercisable at a strike price equal to 100% of the fair market value of the common stock for the Company as of the date of the closing of the transaction ,in whole or in part, at any time within 5 years from issuance.

b)	Expenses: The Company agrees to reimburse for all reasonable out-of-pocket invoiced expenses.

c)	Advisory Fees: (i) an initial advisory fee of $30,000 upon the execution of this agreement; plus (ii) an additional advisory fee of $30,000 upon the issuance of a conditional approval letter to list on NASDAQ.

Mergers and Acquisitions Consulting Service Contract

In January 2018, the Company entered into a consulting service agreement with an individual who has agreed to provide consulting services focus on mergers and acquisitions to the Company. The term of this agreement is one year. In accordance to this service agreement, the Company pays a service fee of $50,000 per year. At March 31, 2018, the accrued service fees related to the service agreement was $4,168, which was included in accrued liabilities and other payables on the accompanying condensed consolidated balance sheets.

Education Program Agreement

On February 12, 2018, the Company entered into an education program agreement with a third party. The term of this agreement is one year. In accordance to this agreement, the Company pays an annual fee of $200,000. At March 31, 2018, the accrued fee related to the agreement was $25,000, which was included in accrued liabilities and other payables on the accompanying condensed consolidated balance sheets.

Operating Leases

Beijing GenExosome Office Lease

In March 2017, Beijing GenExosome signed an agreement to lease its facilities and equipment under operating lease. Pursuant to the signed lease, the annual rent is RMB 41,000 (approximately $7,000). The term of the lease is one year commencing on March 15, 2017 and expired on March 14, 2018. Beijing GenExosome renewed the lease in fiscal 2018. Pursuant to the renewed lease, the annual rent is RMB 41,000 (approximately $7,000) and the renewed lease expires on March 14, 2019. During the three months ended March 31, 2018, rent expense related to the operating lease amounted to $1,612. Future minimum rental payment required under this operating lease is as follows:

Twelve-month Period Ending March 31:	Amount
2019	$6,249

NOTE 20 – COMMITMENTS AND CONTINCENGIES (continued)

Operating Leases (continued)

GenExosome Office Lease

In December 2017, GenExosome signed an agreement to lease its office space in Ohio, United States under operating lease. Pursuant to the executed lease, the monthly rent is $300. The term of the lease is one year commencing on January 1, 2018 and expires on December 31, 2018. During the three months ended March 31, 2018, rent expense related to the operating lease amounted to $900. Future minimum rental payment required under this operating lease is as follows:

Twelve-month Period Ending March 31:	Amount
2019	$2,700

Avalon Shanghai Office Lease

On January 19, 2017, Avalon Shanghai entered into a lease for office space in Beijing, China with a third party (the “Beijing Office Lease”). Pursuant to the Beijing Office Lease, the monthly rent is RMB 50,586 (approximately $8,000) with a required security deposit of RMB 164,764 (approximately $26,000). In addition, Avalon Shanghai needs to pay monthly maintenance fees of RMB 4,336 (approximately $700). The term of the Beijing Office Lease is 26 months commencing on January 1, 2017 and will expire on February 28, 2019 with two months of free rent in the months of December 2017 and February 2019. For the three months ended March 31, 2018 and 2017, rent expense and maintenance fees related to the Beijing Office Lease amounted to approximately $26,000 and $24,000, respectively. Future minimum rental payment required under the Beijing Office Lease is as follows:

Twelve-month Period Ending March 31:	Amount
2019	$88,041

Laboratory Equity Purchase Commitment

The Company has entered into contract to purchase laboratory equipment amounting to approximately $145,000. As of March 31, 2018, the Company has an outstanding commitment amounting to approximately $97,000.

NOTE 20 – COMMITMENTS AND CONTINCENGIES

Severance Payments

The Company has employment agreements with certain employees that provided severance payments upon termination of employment under certain circumstances, as defined in the applicable agreements. The Company has estimated its possible severance payments of approximately $528,900 and $302,000 as of December 31, 2017 and 2016, respectively, which have not been reflected in its consolidated financial statements since the Company concluded that the likelihood is remote at this moment.

Legal Service Contract

On November 22, 2016, the Company entered into a legal service agreement with a law firm who has agreed to provide legal and corporate advisory services to the Company. The term of this agreement is on a month to month basis. In accordance to this service agreement, the Company pays a flat fee of $15,000 per month. At December 31, 2017 and 2016, the accrued legal service fees related to the service agreement was $30,000 and $10,000, respectively, which was included in accrued liabilities and other payables on the accompanying consolidated balance sheets.

Financial Consulting Service Contract

On October 17, 2016, the Company entered into a one-year consulting service agreement with a consultant who has agreed to provide financial consulting service to the Company. In accordance with this agreement, the Company paid a flat fee of $4,800 per month commenced on October 20, 2016. On April 19, 2017, the Company renewed the consulting agreement. In accordance with the renewed agreement, the Company pays a flat fee of $10,000 per month commencing on April 19, 2017. At December 31, 2017 and 2016, the accrued service fees related to the service agreement was $10,000 and $1,600, respectively, which was included in accrued liabilities and other payables on the accompanying consolidated balance sheets.

Investor Relations Service Contract

In October 2017, the Company entered into an investor relations service agreement with a company who has agreed to provide investor relations services to the Company. The Company may terminate the agreement at any time after December 31, 2017 by providing 30 days written notice. In accordance to this service agreement, the Company pays a service fee of $5,000 per month in cash and issues $15,000 of restricted shares at the close of each quarter based on the closing price of the Company’s stock on the last day of the quarter. At December 31, 2017, the accrued investor relations service fees related to the service agreement was $10,000, which was included in accrued liabilities and other payables on the accompanying consolidated balance sheets.

Consulting Service Agreement

In November 2017, the Company entered into a consulting service agreement with a company who has agreed to provide consulting services to the Company. The term of this agreement is 6 months. In accordance to this service agreement, the Company paid cash $30,000 and will issue a stock grant equal to the sum of $15,000 at a time mutually agreed for work has been completed through October 31, 2017. In addition, the Company pays a flat fee of $10,000 per month commencing on November 1, 2017 and issues options to acquire 90,000 shares of common stock at an exercise price of $1.00 per share for a term of three years at the end of every quarter. Further, the Company shall issue a 5% equity interest, or mutually agreed upon equivalent, in any partnership or joint venture in which the consulting services provider helps to facilitate, including Fox Rehabilitation. At December 31, 2017, the accrued consulting service fees related to the service agreement was $25,000, which was included in accrued liabilities and other payables on the accompanying consolidated balance sheets.

Real Property Management Agreement

On June 6, 2017, the Company entered into a two-year real property management agreement with a related party which agreed to provide real property management service to the Company. In accordance with this agreement, the Company pays a flat fee of $5,417 per month commencing on May 5, 2017 (See Note 14 for real property management agreement).

Underwritten and Financial Advisory Service Agreement

In October 2017, the Company entered into a service agreement with a company with respect to a planned underwritten public offering and NASDAQ listing advisory service. In accordance to this agreement, the company pays:

a)	Success Fees:

●	Debt Financing: For any debt financing: (i) a Success Fee, payable in cash, equal to 3% of the gross proceeds received by the Company from such closing; plus (ii) warrants in the entity financed, equal to 3% of the gross proceeds received by the Company from such closing, divisible by and exercisable at a strike price equal to 100% of the fair market value of the common stock for the Company as of the date of the closing of the transaction, in whole or in part, at any time within 5 years from issuance.

●	Equity Financing: For any equity investment into the Company: (i) a Success Fee, payable in cash, equal to 7% of the gross proceeds received by the Company from such closing; plus (ii) warrants in the entity financed, equal to 7% of the gross proceeds received by the Company from such closing, divisible by and exercisable at a strike price equal to 100% of the fair market value of the common stock for the Company as of the date of the closing of the transaction ,in whole or in part, at any time within 5 years from issuance.

b)	Expenses: The Company agrees to reimburse for all reasonable out-of-pocket invoiced expenses.

c)	Advisory Fees: (i) an initial advisory fee of $30,000 upon the execution of this agreement; plus (ii) an additional advisory fee of $30,000 upon the issuance of a conditional approval letter to list on NASDAQ.

Operating Leases

Beijing GenExosome Office Lease

In March 2017, Beijing GenExosome signed an agreement to lease its facilities and equipment under operating lease. Pursuant to the signed lease, the annual rent is RMB 41,000 (approximately $6,000). The term of the lease is one year commencing on March 15, 2017 and expires on March 14, 2018. During the period from the acquisition date, October 25, 2017 through December 31, 2017, rent expense related to the operating lease amounted to $1,011. Future minimum rental payment required under this operating lease is as follows

Year Ending December 31:	Amount
2018	$1,264

GenExosome Office Lease

In December 2017, GenExosome signed an agreement to lease its office space in Ohio, United States under operating lease. Pursuant to the singed lease, the monthly rent is $300. The term of the lease is one year commencing on January 1, 2018 and expires on December 31, 2018. Future minimum rental payment required under this operating lease is as follows:

Year Ending December 31:	Amount
2018	$3,600

Avalon Shanghai Office Lease

On January 19, 2017, Avalon Shanghai entered into a lease for office space in Beijing, China with a third party (the “Beijing Office Lease”). Pursuant to the Beijing Office Lease, the monthly rent is RMB 50,586 (approximately $8,000) with a required security deposit of RMB 164,764 (approximately $25,000). In addition, Avalon Shanghai needs to pay monthly maintenance fees of RMB 4,336 (approximately $700). The term of the Beijing Office Lease is 26 months commencing on January 1, 2017 and will expire on February 28, 2019 with two months of free rent in the months of December 2017 and February 2019. For the year ended December 31, 2017, rent expense and maintenance fees related to the Beijing Office Lease amounted to approximately $87,000. Future minimum rental payment required under the Beijing Office Lease is as follows:

Operating Leases (continued)

Avalon Shanghai Office Lease (continued)

Year Ending December 31:	Amount
2018	$97,547
2019	8,771
Total	$106,318

Laboratory Equity Purchase Commitment

The Company has entered into contract to purchase laboratory equipment amounting to approximately $140,000. As of December 31, 2017, the Company has an outstanding commitment amounting to approximately $94,000.